Non-Current Investments (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010 Investment		Dec. 31, 2011 Investment		Jun. 30, 2010 Investment
Schedule of Investments [Line Items]
Fair value	$ 124.4	[1]	$ 77.3	[1]	$ 76.8	[1]
Cost	82.5		68.4		68.3
Net unrealized gain	41.9		8.9		8.5
The net gain comprises:
Gross unrealized gains	42.3		15.2		10.9
Gross unrealized losses	(0.4)		(6.3)		(2.4)
Net unrealized gain	41.9		8.9		8.5
The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months	3		8		4
Realized gain/(loss) reclassified from equity on disposal of listed investments	(0.4)		6.6		99.2
Rusoro Mining Limited
The net gain comprises:
Ownership %	26.40%		26.40%		26.40%
Description of business			Gold mining
Market value of equity investment	51.3		13.2		31.1
Rand Refinery Limited
The net gain comprises:
Ownership %	34.90%		34.90%		34.90%
Description of business			Refining of gold bullion and by-products
Market value of equity investment		[2]		[2]		[2]
Timpetra Resources Limited
The net gain comprises:
Ownership %			21.80%
Description of business			Resource exploration
Market value of equity investment			$ 1.2
Evolution Mining Limited
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share			$ 1.62
Listed investments, Number of shares			15,535,016
GoldQuest Mining Corporation
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share	$ 0.39		$ 0.08		$ 0.11
Listed investments, Number of shares	13,962,500		13,962,500		13,962,500
Northam Platinum
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share			$ 3.75
Listed investments, Number of shares			7,820,169
Atacama Pacific Corp
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share	$ 3.22		$ 3.79
Listed investments, Number of shares	4,945,598		4,945,598
Gran Columbia Gold Corporation
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share			$ 0.40
Listed investments, Number of shares			1,585,274
Medoro Resources Limited
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share	$ 2.30				$ 0.69
Listed investments, Number of shares	1,321,062				3,963,186
Mvelaphanda Resources Limited
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share	$ 7.29	[3]			$ 6.16	[3]
Listed investments, Number of shares	8,397,858	[3]			8,397,858	[3]
Shares subject to scrip lending agreement	3,000,000
Gold One International Limited
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share	$ 0.33				$ 0.26
Listed investments, Number of shares	12,500,000				12,500,000
Conquest Mining Limited
Schedule of Investments [Line Items]
Listed investments, Market value, $ per share	$ 0.58				$ 0.30
Listed investments, Number of shares	51,783,388				51,783,388

[1]	Listed investments mainly consist of: December 31, 2011 December 31, 2010 June 30, 2010 Number of shares Market value, $ per share Number of shares Market value, $ per share Number of shares Market value, $ per share Evolution Mining Limited 15,535,016 1.62 - - - - GoldQuest Mining Corporation 13,962,500 0.08 13,962,500 0.39 13,962,500 0.11 Northam Platinum 7,820,169 3.75 - - - - Atacama Pacific Gold Corporation 4,945,598 3.79 4,945,598 3.22 - - Gran Columbia Gold Corporation 1,585,274 0.40 - - - - Medoro Resources Limited - - 1,321,062 2.30 3,963,186 0.69 Mvelaphanda Resources Limited (1) - - 8,397,858 7.29 8,397,858 6.16 Gold One International Limited - - 12,500,000 0.33 12,500,000 0.26 Conquest Mining Limited - - 51,783,388 0.58 51,783,388 0.30 (1) Three million of the Mvelaphanda Resources Limited, or Mvelapanda, shares were subject to a scrip lending agreement at December 31, 2010 - see note 13 (e). Details of the listed investments are as follows: December 31, 2011 December 31, 2010 June 30, 2010 Fair value 77.3 124.4 76.8 Cost 68.4 82.5 68.3 Net unrealized gain 8.9 41.9 8.5 The net gain comprises: Gross unrealized gains 15.2 42.3 10.9 Gross unrealized losses (6.3) (0.4) (2.4) 8.9 41.9 8.5 The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months. : 8 3 4 Realized gain/(loss) reclassified from equity on disposal of listed investments ($ million) 6.6 (0.4) 99.2
[2]	Not readily determinable
[3]	Three million of the Mvelaphanda Resources Limited, or Mvelapanda, shares were subject to a scrip lending agreement at December 31, 2010 - see note 13 (e).